Operating Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
For the year ending December 31, 2026	$ 4,992,890
For the year ending December 31, 2027	5,140,919
For the year ending December 31, 2028	5,290,201
For the year ending December 31, 2029	5,501,715
For the year ending December 31, 2030	5,658,868
Thereafter	23,001,193
Total lease payments	49,585,786
Less: Imputed interest	12,244,019
Present value of operating lease liabilities	$ 37,341,767	$ 36,446,042